Deferred income tax (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	$ 153,486	$ 135,327
Deferred tax liabilities	(271,175)	(148,301)
Recovered within 12 months
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	817	154
Deferred tax liabilities	(190)	(2,471)
Recovered after 12 months
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	187,981	135,399
Deferred tax liabilities	$ (306,677)	$ (146,056)